Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income/(loss)	¥ (70,643)	¥ 38,406	¥ 52,693
Net loss from discontinued operation	(26,084)	(7,331)	(4,827)
Net income/(loss) from continuing operation	(44,559)	45,737	57,520
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation	12,903	11,981	13,594
Amortization	1,051	719	718
Allowance for credit loss	52,035	9	14
Deferred income taxes	(6,457)	4,501	(1,163)
Changes in operating assets and liabilities:
Accounts receivable	(10,939)	(58,910)	3,939
Advances to suppliers and other current assets	(117,988)	(132,723)	(61,982)
Accounts payable	7,699	10,671	(5,118)
Accrued expenses & other payables	238,498	18,322	(54,313)
Taxes payable	595	8,889	9,463
Advances from customers	(1,072)	5,070	14,841
Net Cash generated from/ (used in) Operating Activities - Continuing Operations	131,766	(85,734)	(22,487)
Net Cash generated from Operating Activities - Discontinued Operations	18,981	86,381	110,857
Cash flows from investing activities
Purchase of property and equipment	(3,667)	(5,591)	(24,211)
Purchase of intangible assets	(2,437)	(794)	(1,662)
Disposal of property and equipment	31	39
Disposal of a subsidiaries, net of cash	(161)	44,689
Acquisition of a subsidiaries, net of cash			(41,984)
Net cash generated from/(used in) investing activities - Continuing Operations	(6,234)	38,343	(67,857)
Net cash generated from/(used in) investing activities - Discontinued Operations	0	95,330	(65,755)
Cash flows from financing activities:
Prepayment for the issuance of common stock			296,386
Dividend to shareholders		(6,432)	(166,688)
Treasury stock		(533)
Proceeds from amounts due from related parties, net	233,425	95,281	62,243
Repayment of amounts due to related parties, net	(290,881)	(123,258)	(45,810)
Proceeds from loan	87,970	101,775	286,042
Repayment of loans	(79,099)	(150,151)	(297,988)
Net cash generated from/(used in) financing activities - Continuing Operations	(48,585)	(83,318)	134,185
Net cash generated from/(used in) financing activities - Discontinued Operations	(12,050)	0	(10,614)
Effect of exchange rate changes on cash	405	1,968	318
Net increase in cash	84,283	52,970	78,647
Cash at beginning of year	105,253	114,140	136,953
Cash at end of year	189,536	167,110	215,600
Less: Cash and cash equivalents, from the discontinued operations, end of period	293	61,857	101,460
Cash and cash equivalents, from the continuing operations end of period	189,243	105,253	114,140
Supplemental disclosures of cash flow information
Income tax paid	6,446	20,017	15,042
Interests paid	6,373	9,546	9,545
Supplemental disclosures of non-cash investing and financing activities
Payable for declared dividends		6,432
Consideration payable for the acquisition of subsidiaries			¥ 104,606